Disclosure of detailed information about capital management (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Share capital	$ 77,286,874	$ 77,048,991
Reserves	8,219,502	8,197,193
Deficit	(58,650,391)	(58,589,102)
Common share purchase warrants	67,305	85,633
Capital	$ 26,923,290	$ 26,742,715